Leases - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Presentation of leases for lessee [abstract]
Extended lease term	5 years
Short-term lease		$ 0	$ 0
Total cash outflow for leases		$ 808,800	$ 573,600